Loans from Third Parties - Current - Schedule of Loans from Third Parties (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Loans from Third Parties [Line Items]
Loans from third parties		$ 331,029	$ 109,600
Less: Loans from third parties-non-current		(176,029)
Loans from third parties-current		155,000	109,600
Ms. Qingcai Guan [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	155,000
Honghe County Yisa Hengtong Decoration Company [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[2]	111,676	109,600
Yunnan Longbao Biotechnology Co., LTD [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	14,937
Mr. Shaocheng Li [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	37,690
Zhongrong Honghe Environmental Protection Building Materials Co., LTD [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	4,746
Zhongnongxintou Litu Technology (Honghe) Co., LTD [Member]
Schedule of Loans from Third Parties [Line Items]
Loans from third parties	[1]	$ 6,980

[1]	During the six months ended June 30, 2025, the Company borrowed $219,353 from several third parties as working capital loans. These loans were interest-free and due on demand.
[2]	On May 6, 2024, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $109,600 as a working capital loan. The loan was interest-free and due on May 5, 2025. In May 2025, the maturity of the loan was extended to May 5, 2027.